UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRI

Nuveen Real Asset Income and Growth Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 139.1% (98.2% of Total Investments)

	COMMON STOCKS – 62.5% (44.1% of Total Investments)

	Air Freight & Logistics – 1.6%

91,032	BPost SA, (2)	$2,468,543
15,104	Oesterreichische Post AG, (2)	534,998
	Total Air Freight & Logistics	3,003,541

	Commercial Services & Supplies – 0.7%

84,034	Covanta Holding Corporation	1,293,283

	Diversified Telecommunication Services – 0.6%

483,103	HKBN Limited, (2)	545,518
224,600	Singapore Telecommunications Limited, (2)	656,931
	Total Diversified Telecommunication Services	1,202,449

	Electric Utilities – 8.6%

65,070	Alupar Investimento SA	323,534
189	Alupar Investimento SA, (3)	313
1,234,586	AusNet Services, (2)	1,556,100
27,197	Brookfield Infrastructure Partners LP	942,104
390,922	Contact Energy Limited, (2)	1,434,815
58,854	EDP – Energias de Portugal, S.A., (2)	197,514
34,586	Endesa S.A, (2), (4)	741,513
2,385	Hafslund ASA, Class B	22,971
706,301	HK Electric Investments Limited, 144A, (2)	695,200
803,237	Infratil Limited, (2)	1,896,016
73,597	Scottish and Southern Energy PLC, (2)	1,494,438
44,395	Southern Company, (9)	2,277,464
2,205,306	Spark Infrastructure Group, (2)	3,914,523
99,213	Transmissora Alianca de Energia Eletrica SA	640,035
	Total Electric Utilities	16,136,540

	Gas Utilities – 1.1%

6,006	AmeriGas Partners, LP	274,234
15,052	Enagas, (2)	452,798
229,812	Snam Rete Gas S.p.A, (2)	1,274,276
	Total Gas Utilities	2,001,308

	Health Care Providers & Services – 0.6%

93,401	Sienna Senior Living Inc., Subscription	1,207,425

	Independent Power & Renewable Electricity Producers – 3.1%

7,991	Brookfield Renewable Energy Partners LP	245,803
52,593	Brookfield Renewable Energy Partners LP	1,615,933
832	NextEra Energy Partners LP	23,271
59,821	Pattern Energy Group Inc.	1,345,374
188,476	Renewables Infrastructure Group Limited	258,462
210,000	Saeta Yield S.A, (2), (4)	2,087,865
22,978	TransAlta Renewables Inc.	257,987
	Total Independent Power & Renewable Electricity Producers	5,834,695

	Media – 0.2%

14,285	SES SA, (2)	350,766

NUVEEN	1

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – 7.6%

72,896	CenterPoint Energy, Inc., (5)	$1,693,374
520,160	Centrica PLC, (2)	1,537,988
925,894	Duet Group, (2)	1,782,628
222,586	Engie, (2)	3,451,129
39,288	National Grid PLC, Sponsored ADR, (9)	2,793,770
336,709	Redes Energeticas Nacionais SA, (2)	984,182
847,218	Vector Limited, (2)	2,037,171
	Total Multi-Utilities	14,280,242

	Oil, Gas & Consumable Fuels – 5.4%

19,796	AltaGas Limited	509,103
4,375	Enbridge Energy Partners LP	111,256
24,680	Enbridge Income Fund Holdings Inc.	639,598
120,375	Enterprise Products Partnership LP, (9)	3,325,961
70,728	Inter Pipeline Limited	1,493,323
9,620	Noble Midstream Partners LP, (4)	268,398
39,962	Plains All American Pipeline LP	1,255,206
133,414	Plains GP Holdings LP, Class A	1,726,377
88,537	Veresen Inc.	904,300
	Total Oil, Gas & Consumable Fuels	10,233,522

	Real Estate Investment Trusts – 27.3%

135,246	AEW UK REIT PLC	170,478
11,149	Ares Commercial Real Estate Corporation	140,477
95,171	Armada Hoffler Properties Inc.	1,275,291
298,551	Ascendas Real Estate Investment Trust, (2)	552,762
46,441	Automotive Properties Real Estate Investment Trust	372,392
54,638	Blackstone Mortgage Trust Inc., Class A	1,609,089
16,771	Camden Property Trust	1,404,404
14,444	Care Capital Properties, Inc.	411,654
12,755	CareTrust REIT Inc.	188,519
58,397	Charter Hall Retail REIT, (2)	190,078
42,980	Choice Properties Real Estate Investment Trust	452,421
78,639	City Office REIT, Inc.	1,001,074
1,416	Cofinimmo, SANV, (2)	176,334
554	Columbia Property Trust Inc.	12,404
51,982	Community Healthcare Trust Inc., (9)	1,139,445
80,503	Crombie Real Estate Investment Trust	878,081
125,687	Dream Global Real Estate Investment Trust	863,173
41,963	Easterly Government Properties, Inc.	800,654
4,215	Entertainment Properties Trust	331,889
24,114	Eurocommercial Properties NV, (2)	1,088,873
295,644	Fortune REIT, (2)	371,525
6,821	Four Corners Property Trust, Inc.	145,492
63,848	Franklin Street Properties Corporation	804,485
1,087,291	Frasers Centrepoint Trust, (2)	1,755,109
2,746,393	Frasers Logistics & Industrial Trust, (2), (4)	2,006,857
47,503	Gaming and Leisure Properties Inc.	1,588,975
36,994	Hospitality Properties Trust	1,099,462
5,174	ICADE, (2)	403,717
106,441	Immobiliare Grande Distribuzione SIIQ SpA, (2)	80,210
80,511	Independence Realty Trust	724,599
47,372	Investors Real Estate Trust	281,863
507,473	Keppel DC REIT, (2)	453,745
88,843	Killam Apartment Real Estate I	818,714
3,601	LaSalle Hotel Properties	85,956
9,444	Lexington Corporate Properties Trust	97,273
58,196	Liberty Property Trust	2,348,210
16,673	LTC Properties Inc.	866,829
40,710	Macquarie Mexico Real Estate Management SA de CV	49,844
815,381	Mapletree Commercial Trust, (2)	957,481
1,257,271	Mapletree Greater China Commercial Trust, (2)	1,015,590
149,658	Mapletree Logistics Trust, (2)	117,771

2	NUVEEN

Shares	Description (1)			Value

	Real Estate Investment Trusts (continued)

77,026	MedEquities Realty Trust, Inc., (4)			$905,056
172,659	Medical Properties Trust Inc.			2,550,173
28,556	MGM Growth Properties LLC, Class A			744,455
38,876	New Senior Investment Group Inc.			448,629
158,460	NorthWest Healthcare Properties REIT			1,263,380
55,215	Omega Healthcare Investors Inc., (9)			1,957,372
57,453	OneREIT			157,651
367,707	Parkway Life Real Estate Investment Trust, (2)			701,823
480	Physicians Realty Trust			10,339
279,540	Plaza Retail REIT			1,116,498
569,481	Prologis Property Mexico SA de CV			934,266
220,276	Pure Industrial Real Estate Trust			925,127
16,247	Sabra Health Care Real Estate Investment Trust Inc.			409,099
32,654	Smart Real Estate Investment Trust			879,850
51,779	Spirit Realty Capital Inc., (5)			690,214
10,685	STAG Industrial Inc.			261,889
17,509	Starwood Property Trust Inc.			394,303
521,168	TF Administradora Industrial S de RL de CV			862,801
9,889	Universal Health Realty Income Trust			623,205
12,079	Urstadt Biddle Properties Inc., Class A			268,395
206,508	VEREIT, Inc.			2,141,488
449,872	Vicinity Centres, (2)			1,097,131
132,114	Viva Energy REIT, (4)			242,672
44,253	Washington Prime Group, Inc.			547,852
22,627	Wereldhave NV, (2)			1,145,545
83,271	WPT Industrial Real Estate Investment Trust			938,464
	Total Real Estate Investment Trusts			51,350,876

	Real Estate Management & Development – 0.0%

5	Atrium European Real Estate Ltd, (2)			22
7,353	Citycon Oyj, (2)			18,735
	Total Real Estate Management & Development			18,757

	Road & Rail – 0.4%

191,331	Aurizon Holdings Limited, (2)			691,784

	Transportation Infrastructure – 4.9%

17,828	Abertis Infraestructuras S.A, (2)			277,750
45,646	Cosco Shipping Ports Limited, (2)			46,965
156,745	Enav S.p.A, (4)			644,098
3,806,972	Hopewell Highway Infrastructure Limited, (2)			2,326,552
3,027,684	Hutchison Port Holdings Trust, (2)			1,351,601
60,551	Jiangsu Expressway Company Limited, (2)			84,028
24,417	Macquarie Infrastructure Corporation, (5)			2,032,471
143,971	Sydney Airport, (2)			771,694
181,039	Transurban Group, (2)			1,582,155
162,919	Zhejiang Expressway Company Limited, (2)			172,596
	Total Transportation Infrastructure			9,289,910

	Water Utilities – 0.4%

379,545	Inversiones Aguas Metropolitanas SA			678,723
	Total Common Stocks (cost $107,282,586)			117,573,821

Shares	Description (1)	Coupon	Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 14.2% (10.1% of Total Investments)

	Electric Utilities – 4.8%

54,732	Exelon Corporation	6.500%	BB+	$2,558,175
32,452	Great Plains Energy Inc.	7.000%	N/R	1,670,953
37,927	NextEra Energy Inc.	6.371%	BBB	2,239,210

NUVEEN	3

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (6)	Value

	Electric Utilities (continued)

53,379	NextEra Energy Inc.	6.123%	BBB	$2,658,274
	Total Electric Utilities			9,126,612

	Gas Utilities – 0.5%

16,253	Spire, Inc., (2)	6.750%	N/R	927,396

	Multi-Utilities – 3.6%

9,809	Black Hills Corp	7.750%	N/R	676,429
60,553	Dominion Resources Inc.	6.750%	BBB–	3,021,595
27,020	Dominion Resources Inc.	6.375%	Baa3	1,344,515
34,122	DTE Energy Company	5.000%	BBB–	1,774,344
	Total Multi-Utilities			6,816,883

	Oil, Gas & Consumable Fuels – 1.3%

17,331	Anadarko Petroleum Corporation	7.500%	N/R	721,836
33,672	Kinder Morgan Inc., Delaware	9.750%	N/R	1,685,957
	Total Oil, Gas & Consumable Fuels			2,407,793

	Real Estate Investment Trusts – 4.0%

39,224	Alexandria Real Estate Equities Inc.	7.000%	Baa3	1,395,590
26,122	American Tower Corporation	5.500%	N/R	2,862,710
33,972	EPR Properties Inc.	9.000%	BB	1,262,739
1,717	EPR Properties Inc.	5.750%	BB	52,729
11,635	Equity Commonwealth	6.500%	Ba1	315,192
706	FelCor Lodging Trust Inc., Series A.	1.950%	CCC	17,657
3,182	Lexington Corporate Properties Trust, Series B	6.500%	N/R	167,851
21,226	Ramco-Gershenson Properties Trust	7.250%	N/R	1,457,377
	Total Real Estate Investment Trusts			7,531,845
	Total Convertible Preferred Securities (cost $25,288,971)			26,810,529

Shares	Description (1)	Coupon	Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 28.6% (20.2% of Total Investments)

	Electric Utilities – 6.7%

7,138	APT Pipelines Limited	6.455%	N/R	$559,964
53,436	Brookfield Infrastructure Partners L.P.	5.350%	BBB–	1,040,657
38,223	Entergy Arkansas Inc.	4.875%	A	953,282
2,889	Entergy Louisiana LLC	4.875%	A	72,052
16,567	Entergy New Orleans, Inc.	5.500%	A	453,273
14,451	Entergy Texas Inc.	5.625%	A	403,905
47,760	Integrys Energy Group Inc., (2)	6.000%	Baa1	1,306,236
65,009	NextEra Energy Inc.	5.250%	BBB	1,670,081
31,757	NextEra Energy Inc.	5.000%	BBB	811,074
40,837	Pacific Gas & Electric Corporation	6.000%	BBB+	1,300,658
76,591	PPL Capital Funding, Inc.	5.900%	BBB	2,017,407
21,547	SCE Trust I	5.625%	Baa1	551,388
53,999	Southern Company	5.250%	BBB	1,365,635
	Total Electric Utilities			12,505,612

	Independent Power & Renewable Electricity Producers – 0.2%

24,177	Brookfield Renewable Partners, Preferred Equity	5.750%	BB+	469,921

	Multi-Utilities – 2.5%

112,079	Dominion Resources Inc.	5.250%	BBB–	2,853,530
52,148	DTE Energy Company	5.375%	Baa1	1,344,375
18,325	DTE Energy Company	5.250%	Baa1	473,335
	Total Multi-Utilities			4,671,240

4	NUVEEN

Shares	Description (1)	Coupon		Ratings (6)	Value

	Oil, Gas & Consumable Fuels – 0.7%

16,547	Nustar Logistics Limited Partnership	7.625%		Ba2	$422,776
41,998	Pembina Pipeline Corporation	5.750%		BB+	834,230
	Total Oil, Gas, & Consumable Fuels				1,257,006

	Real Estate Investment Trusts – 18.0%

22,834	American Homes 4 Rent	6.350%		N/R	592,771
3,399	American Homes 4 Rent	5.500%		N/R	94,696
23,751	American Homes 4 Rent	5.000%		N/R	672,391
27,909	American Homes 4 Rent	5.000%		N/R	787,313
27,969	American Homes 4 Rent	6.500%		N/R	748,730
16,867	Apollo Commercial Real Estate Finance	8.625%		N/R	434,325
30,221	Arbor Realty Trust Incorporated	7.375%		N/R	769,124
61,766	CBL & Associates Properties Inc.	7.375%		BB	1,544,768
36,743	CBL & Associates Properties Inc.	6.625%		BB	928,128
111,655	Cedar Shopping Centers Inc., Series A	7.250%		N/R	2,869,533
25,391	Chesapeake Lodging Trust	7.750%		N/R	653,057
67,728	City Office REIT, Inc., (WI/DD)	6.625%		N/R	1,681,009
16,270	Colony Financial Inc.	7.500%		N/R	409,191
51,818	Colony Financial Inc.	7.125%		N/R	1,284,050
4,256	Colony Financial Inc.	8.500%		N/R	109,166
6,518	Dupont Fabros Technology	6.625%		Ba2	184,394
13,671	General Growth Properties	6.375%		N/R	354,079
20,063	Gladstone Commercial Corporation	7.000%		N/R	509,400
46,125	Gramercy Property Trust	7.125%		BB+	1,235,228
43,797	Hersha Hospitality Trust	6.875%		N/R	1,138,722
68,861	Hersha Hospitality Trust	6.500%		N/R	1,748,381
45,179	Investors Real Estate Trust	7.950%		N/R	1,165,618
31,660	LaSalle Hotel Properties	6.300%		N/R	804,481
33,109	Monmouth Real Estate Investment Corp	6.125%		N/R	855,868
7,412	Northstar Realty Finance Corporation	8.750%		N/R	189,006
65,072	Pebblebrook Hotel Trust	6.500%		N/R	1,685,365
34,865	Pebblebrook Hotel Trust	6.375%		N/R	934,731
2,339	Post Properties, Inc., Series A	8.500%		Baa3	160,222
16,830	Rait Financial Trust	7.125%		N/R	410,820
24,161	STAG Industrial Inc.	6.875%		BB+	650,414
37,405	Summit Hotel Properties Inc.	7.875%		N/R	977,393
73,988	Summit Hotel Properties Inc.	7.125%		N/R	1,906,671
24,106	Summit Hotel Properties Inc.	6.450%		N/R	618,319
49,417	Sunstone Hotel Investors Inc.	6.450%		N/R	1,282,371
32,957	UMH Properties Inc.	8.000%		N/R	907,965
29,683	Urstadt Biddle Properties	7.125%		N/R	776,210
45,435	Urstadt Biddle Properties	6.750%		N/R	1,197,212
6,748	Washington Prime Group, Inc.	7.500%		Ba1	174,166
19,304	Washington Prime Group, Inc.	6.875%		Ba1	499,201
	Total Real Estate Investment Trusts				33,944,489

	Real Estate Management & Development – 0.2%

14,507	Landmark Infrastructure Partners LP	8.000%		N/R	372,540

	Trading Companies & Distributors – 0.3%

21,500	GATX Corporation	5.625%		BBB	567,600
	Total $25 Par (or similar) Retail Preferred (cost $51,572,270)				53,788,408

Principal Amount (000) (7)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 19.0% (13.4% of Total Investments)

	Commercial Services & Supplies – 1.9%

$1,015	ADS Waste Holdings Inc., (9)	8.250%	10/01/20	CCC+	$1,065,750
256	Casella Waste Systems Inc.	7.750%	2/15/19	B	261,120

NUVEEN	5

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Commercial Services & Supplies (continued)

$1,280		Covanta Holding Corporation, (9)	5.875%	3/01/24	Ba3	$1,283,200
890		GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	974,550
		Total Commercial Services & Supplies				3,584,620

		Construction & Engineering – 0.3%

4,500	NOK	VV Holding AS, 144A	6.230%	7/10/19	N/R	517,850

		Consumer Finance – 0.1%

195		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	187,200

		Diversified Telecommunication Services – 1.5%

485		CyrusOne LP Finance	6.375%	11/15/22	BB	513,644
1,140		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	1,165,650
1,175		SBA Communications Corporation, 144A	4.875%	9/01/24	B	1,183,812
		Total Diversified Telecommunication Services				2,863,106

		Electric Utilities – 0.2%

475		Intergen NV, 144A	7.000%	6/30/23	B1	401,375

		Energy Equipment & Services – 0.2%

295		Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B–	278,775

		Gas Utilities – 1.5%

585		AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	620,100
877		Ferrellgas LP	6.750%	1/15/22	B	780,530
665		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	661,675
685		Suburban Propane Partners LP	5.750%	3/01/25	BB–	693,563
		Total Gas Utilities				2,755,868

		Health Care Equipment & Supplies – 0.3%

575		Tenet Healthcare Corporation	8.125%	4/01/22	B–	575,000

		Health Care Providers & Services – 1.8%

325		Acadia Healthcare	5.625%	2/15/23	B	329,875
620		Community Health Systems, Inc.	6.875%	2/01/22	B	533,200
420		HCA Inc.	5.375%	2/01/25	BB	433,650
605		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	547,525
755		Kindred Healthcare Inc., (9)	6.375%	4/15/22	B–	715,362
230		Lifepoint Health Inc.	5.875%	12/01/23	Ba2	238,050
529		Select Medical Corporation	6.375%	6/01/21	B–	520,404
		Total Health Care Providers & Services				3,318,066

		Hotels, Restaurants & Leisure – 0.3%

615		MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc., 144A	4.500%	9/01/26	BB–	615,000

		Independent Power & Renewable Electricity Producers – 0.3%

815		GenOn Energy Inc.	9.500%	10/15/18	CCC+	643,850

		Internet Software & Services – 0.3%

500		Equinix Inc.	5.750%	1/01/25	BB+	531,250

		IT Services – 0.5%

940		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	984,650

		Marine – 0.2%

355		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	269,800

6	NUVEEN

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Multi-Utilities – 1.0%

$1,400	GBP	RWE AG, Reg S	7.000%	3/29/49	BB+	$1,882,657

		Oil, Gas & Consumable Fuels – 3.2%

915		Calumet Specialty Products	7.625%	1/15/22	CCC+	738,863
340		Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	343,400
790		Energy Transfer Equity LP	5.500%	6/01/27	BB+	786,050
510		Gibson Energy, 144A	6.750%	7/15/21	BB	521,475
435		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	403,463
25		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	23,313
615		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	578,100
352		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	330,880
235		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	222,663
550		Northern Tier Energy LLC	7.125%	11/15/20	BB–	562,375
555		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	510,600
550		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB–	602,250
460		Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B	438,150
		Total Oil, Gas & Consumable Fuels				6,061,582

		Real Estate Investment Trusts – 3.0%

1,055		Care Capital Properties, Inc., 144A	5.125%	8/15/26	BBB–	1,055,454
370		Corporate Office Properties LP	5.000%	7/01/25	BBB–	398,083
1,030		DuPont Fabros Technology LP, (9)	5.625%	6/15/23	Ba1	1,084,074
160		EPR Properties Inc.	4.500%	4/01/25	Baa2	162,216
710		Geo Group Inc.	6.000%	4/15/26	B+	603,500
350		MPT Operating Partnership Finance	5.250%	8/01/26	BBB–	363,125
545		Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB–	548,214
855		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	872,100
600		Trust F/1401, 144A	5.250%	1/30/26	Baa2	621,900
		Total Real Estate Investment Trusts				5,708,666

		Real Estate Management & Development – 0.9%

755		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	775,763
955		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	962,162
		Total Real Estate Management & Development				1,737,925

		Road & Rail – 0.3%

640		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	646,400

		Software – 0.5%

880		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	855,800

		Transportation Infrastructure – 0.2%

400		Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	401,000

		Wireless Telecommunication Services – 0.5%

1,045		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	992,750
		Total Corporate Bonds (cost $36,317,817)				35,813,190

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CONVERTIBLE BONDS – 1.0% (0.7% of Total Investments)

		Multi-Utilities – 0.5%

$1,005		Dominion Resources Inc.	5.750%	10/01/54	BBB–	$1,039,974

		Oil, Gas & Consumable Fuels – 0.5%

1,050		DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	871,500
$2,055		Total Convertible Bonds (cost $2,020,329)				1,911,474

NUVEEN	7

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 11.2% (7.9% of Total Investments)

		Diversified Financial Services – 0.4%

$720		National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$777,240

		Electric Utilities – 5.9%

830		AES Gener SA, 144A	8.375%	12/18/73	BB	877,725
850		ComEd Financing III	6.350%	3/15/33	Baa2	896,604
4,155		Emera, Inc., (9)	6.750%	6/15/76	BBB–	4,468,702
1,630		Enel SpA, 144A	8.750%	9/24/73	BBB–	1,905,063
600	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	687,995
530		FPL Group Capital Inc.	6.350%	10/01/66	BBB	438,246
1,285	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	1,869,582
		Total Electric Utilities				11,143,917

		Energy Equipment & Services – 3.8%

2,740		Transcanada Trust	5.875%	8/15/76	BBB	2,898,920
3,135		Transcanada Trust, (9)	5.625%	5/20/75	BBB	3,174,188
890	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	1,060,609
		Total Energy Equipment & Services				7,133,717

		Multi-Utilities – 0.7%

915	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	1,226,003

		Oil, Gas & Consumable Fuels – 0.4%

775		Enterprise Products Operating LP, (5)	7.034%	1/15/68	Baa2	818,985
		Total $1,000 Par (or similar) Institutional Preferred (cost $20,230,631)				21,099,862

Shares		Description (1), (8)				Value

		INVESTMENT COMPANIES – 2.6% (1.8% of Total Investments)

719,838		John Laing Infrastructure Fund				$1,201,726
7,232,535		Keppel Infrastructure Trust				2,678,324
261,952		NextEnergy Solar Fund Limited				360,325
411,853		Starwood European Real Estate Finance Limited				573,860
		Total Investment Companies (cost $4,888,912)				4,814,235
		Total Long-Term Investments (cost $247,601,516)				261,811,519

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 2.6% (1.8% of Total Investments)

		REPURCHASE AGREEMENTS – 2.6% (1.8% of Total Investments)

$4,921		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $4,920,559, collateralized by $4,440,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $5,028,300	0.030%	10/03/16		$4,920,547
		Total Short-Term Investments (cost $4,920,547)				4,920,547
		Total Investments (cost $252,522,063) – 141.7%				266,732,066
		Borrowings – (38.8)% (10), (11)				(73,025,000)
		Other Assets Less Liabilities – (2.9)% (12)				(5,431,693)
		Net Assets – 100%				$188,275,373

8	NUVEEN

Investments in Derivatives as of September 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(39)	12/16	$(4,739,109)	$8,227	$(10,322)

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termina tion Date	Termina tion Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$29,250,000	Receive	1-Month USD- LIBOR- ICE	1.462%	Monthly	1/03/17	12/01/18	12/01/20	$(680,078)	$(939,516)
JPMorgan Chase Bank, N.A.	29,250,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	1/03/17	12/01/20	12/01/22	(1,453,434)	(1,834,195)
	$58,500,000								$(2,133,512)	$(2,773,711)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$68,040,163	$49,533,345	$313	$117,573,821
Convertible Preferred Securities	25,883,133	927,396	—	26,810,529
$25 Par (or similar) Retail Preferred	52,482,172	1,306,236	—	53,788,408
Corporate Bonds	—	35,813,190	—	35,813,190
Convertible Bonds	—	1,911,474	—	1,911,474
$1,000 Par (or similar) Institutional Preferred	—	21,099,862	—	21,099,862
Investment Companies	4,814,235	—	—	4,814,235

Short-Term Investments:
Repurchase Agreements	—	4,920,547	—	4,920,547

Investments in Derivatives:
Futures Contracts*	(10,322)	—	—	(10,322)
Interest Rate Swaps*	—	(2,773,711)	—	(2,773,711)
Total	$151,209,381	$112,738,339	$313	$263,948,033
*Represents	net unrealized appreciation (depreciation).

NUVEEN	9

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$678,723	$(2,037,171)	$2,037,171	$(678,723)	$—	$—
Convertible Preferred Securities	1,395,590	—	—	(1,395,590)	—	—
$25 Par (or similar) Retail Preferred	559,964	—	—	(559,964)	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $253,986,972.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$18,044,909
Depreciation	(5,299,815)
Net unrealized appreciation (depreciation) of investments	$12,745,094

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $21,649,195.

(10)	Borrowings as a percentage of Total Investments is 27.4%.

(11)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $158,176,806 have been pledged as collateral for borrowings.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depository Receipt

10	NUVEEN

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016